Touchstone Mid Cap Growth Fund Expense Example - Touchstone Mid Cap Growth Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 617
Expense Example, with Redemption, 3 Years	865
Expense Example, with Redemption, 5 Years	1,132
Expense Example, with Redemption, 10 Years	1,893
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	1,099
Expense Example, with Redemption, 10 Years	2,375
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	1,212
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,138
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	$ 1,053